                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                         BRIGHTHOUSE SEPARATE ACCOUNT A


                        SUPPLEMENT DATED APRIL 30, 2018
                                       TO
                          PROSPECTUS DATED MAY 2, 2002
                              (SUNSHINE PLAN 236)

This Supplement revises information contained in the prospectus dated May 2, 2002 (as supplemented) for the Group Flexible Payment Variable Annuity contracts issued by Brighthouse Life Insurance Company ("BLIC," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                             Minimum  Maximum
                                                                           --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,   0.27%     1.09%
distribution and/or service (12b-1) fees, and other expenses)

FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                                      DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                         AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                         MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
FUND                                         FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 MetLife Stock Index Portfolio             0.25%          --          0.02%        --        0.27%         0.01%         0.26%

 MFS(R) Total Return Portfolio             0.56%          --          0.05%        --        0.61%           --          0.61%

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Contrafund(R) Portfolio                   0.54%          --          0.08%        --        0.62%           --          0.62%

 Growth Portfolio                          0.54%          --          0.10%        --        0.64%           --          0.64%

JANUS ASPEN SERIES -- INSTITUTIONAL
 SHARES
 Janus Henderson Global Research           0.54%          --          0.10%        --        0.64%           --          0.64%
  Portfolio

NEUBERGER BERMAN EQUITY
 FUNDS -- TRUST CLASS
 Neuberger Berman Genesis Fund             1.06%          --          0.03%        --        1.09%           --          1.09%

T. ROWE PRICE GROWTH STOCK FUND,           0.51%          --          0.16%        --        0.67%           --          0.67%
 INC.

                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
FUND                                           FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.
 T. Rowe Price International Stock Fund      0.64%          --          0.18%




                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR        ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
FUND                                        EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------- ----------- ----------- --------------- -----------
T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.
 T. Rowe Price International Stock Fund       --        0.82%           --          0.82%


The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds' prospectuses for additional information regarding these arrangements.



DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND THE SERVICE PROVIDERS


THE INSURANCE COMPANY


Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.


THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully before investing. You can obtain copies of the Fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


Your available Funds are:


               FUND                          INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
--------------------------------- ------------------------------------------ ---------------------------------------------
 BRIGHTHOUSE FUNDS TRUST
 II -- CLASS A

 MetLife Stock Index Portfolio    Seeks to track the performance of the      Brighthouse Investment Advisers, LLC
                                  Standard & Poor's 500(R) Composite Stock   Subadviser: MetLife Investment Advisors,
                                  Price Index.                               LLC
 MFS(R) Total Return Portfolio    Seeks a favorable total return through     Brighthouse Investment Advisers, LLC
                                  investment in a diversified portfolio.     Subadviser: Massachusetts Financial Services
                                                                             Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS


                   FUND                               INVESTMENT OBJECTIVE
----------------------------------------- --------------------------------------------
 Contrafund(R) Portfolio                  Seeks long-term capital appreciation.
 Growth Portfolio                         Seeks to achieve capital appreciation.
 JANUS ASPEN SERIES -- INSTITUTIONAL
 SHARES

 Janus Henderson Global Research          Seeks long-term growth of capital.
 Portfolio (formerly Global Research
 Portfolio)
 NEUBERGER BERMAN EQUITY
 FUNDS -- TRUST CLASS

 Neuberger Berman Genesis Fund            Seeks growth of capital.
 T. ROWE PRICE GROWTH STOCK FUND,         Seeks long-term capital growth through
 INC.                                     investments in stocks.
 T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.

 T. Rowe Price International Stock Fund   Seeks long-term growth of capital through
                                          investments primarily in the common stocks
                                          of established, non-U.S. companies.



                   FUND                           INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------------
 Contrafund(R) Portfolio                  Fidelity Management & Research Company
                                          Subadviser: FMR Co., Inc.
 Growth Portfolio                         Fidelity Management & Research Company
                                          Subadviser: FMR Co., Inc.
 JANUS ASPEN SERIES -- INSTITUTIONAL
 SHARES

 Janus Henderson Global Research          Janus Capital Management LLC
 Portfolio (formerly Global Research
 Portfolio)
 NEUBERGER BERMAN EQUITY
 FUNDS -- TRUST CLASS

 Neuberger Berman Genesis Fund            Neuberger Berman Investment Advisers LLC
 T. ROWE PRICE GROWTH STOCK FUND,         T. Rowe Price Associates, Inc.
 INC.
 T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.

 T. Rowe Price International Stock Fund   T. Rowe Price Associates, Inc.
                                          Subadviser: T. Rowe Price International Ltd

DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


ADDITIONAL INFORMATION


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Series of the Separate Account and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Contract Owners and their Contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Separate Account invests, and it is possible the Funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Separate Account will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.